Financial Instruments by Category	12 Months Ended
Jun. 30, 2020
Financial instruments by category [abstract]
Financial instruments by category

14.	Financial instruments by category

The note shows the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy.

Financial assets and financial liabilities as of June 30, 2020 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
June 30, 2020		Level 1	Level 2
Assets as per Statement of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	8,049,234	-	-	8,049,234	1,542,514	9,591,748
Investments in financial assets:
- Public companies’ securities	-	210,757	-	210,757	-	210,757
- Mutual funds	-	61,697	809,688	871,385	-	871,385
- Bonds	-	5,186,235	-	5,186,235	-	5,186,235
Derivative financial instruments
- Foreing-currency future contracts	-	-	6,436	6,436	-	6,436
Cash and cash equivalents:
- Cash at banks and on hand	2,782,946	-	-	2,782,946	-	2,782,946
- Short- term investments	63,999	1,779,664	-	1,843,663	-	1,843,663
Total	10,896,179	7,238,353	816,124	18,950,656	1,542,514	20,493,170

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per Statement of Financial Position
Trade and other payables (Note 18)	1,202,599	-	1,202,599	3,596,984	4,799,583
Derivative financial instruments
- Futures contracts	-	21,320	21,320	-	21,320
- Swaps of interest rate (ii)	-	94,970	94,970	-	94,970
Borrowings (Note 19)	39,079,556	-	39,079,556	-	39,079,556
Total	40,282,155	116,290	40,398,445	3,596,984	43,995,429

Financial assets and financial liabilities as of June 30, 2019 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
June 30, 2019		Level 1	Level 2	Level 3
Assets as per Statement of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	3,634,828	-	-	-	3,634,828	7,184,117	10,818,945
Investments in financial assets:
- Public companies’ securities	-	559,079	-	-	559,079	-	559,079
- Mutual funds	-	2,076,080	623,258	-	2,699,338	-	2,699,338
- Bonds	-	5,098,116	-	965,942	6,064,058	-	6,064,058
Derivative financial instruments
- Foreing-currency future contracts	-	-	8,022	-	8,022	-	8,022
Cash and cash equivalents:
- Cash at banks and on hand	4,339,395	-	-	-	4,339,395	-	4,339,395
- Short- term investments	-	1,661,919	-	-	1,661,919	-	1,661,919
Total	7,974,223	9,395,194	631,280	965,942	18,966,639	7,184,117	26,150,756

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per Statement of Financial Position
Trade and other payables (Note 18)	1,373,077	-	1,373,077	3,449,628	4,822,705
Derivative financial instruments
- Futures contracts	-	573	573	-	573
- Swaps of interest rate (ii)	-	38,525	38,525	-	38,525
Borrowings (excluding finance leases liabilities) (Note 19)	33,609,501	-	33,609,501	-	33,609,501
Total	34,982,578	39,098	35,021,676	3,449,628	38,471,304

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.
(ii)	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 19).

As of June 30, 2019 Financial liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 “Leases”. Finance leases are excluded from the scope of IFRS 7 “Financial Instruments: Disclosures”. Therefore, finance leases have been shown separately.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.20			06.30.19
	Gross amounts recognized	Gross amounts offset		Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	8,486,586	(437,352)	8,049,234	3,817,935	(183,107)	3,634,828
Financial liabilities
Trade and other payables	(1,639,951)	437,352	(1,202,599)	(1,556,182)	183,105	(1,373,077)

Results of derivative financial instruments are included in “Financial results, net” (Note 28) and “Other operating results, net” (Note 27) in the statements of comprehensive income and can be assigned to the following categories:

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2020
Interest income	769,116	-	769,116
Interest expense	(3,271,208)	-	(3,271,208)
Foreign exchange, net	(4,669,704)	-	(4,669,704)
Other finance costs	(222,039)	-	(222,039)
Gain from repurchase of non-convertible notes	92,782	-	92,782
Fair value gains of financial assets through profit or loss	-	124,101	124,101
Interest generated by operating credits	60,792	-	60,792
Loss from derivative financial instruments	-	(176,862)	(176,862)
Net loss	(7,240,261)	(52,761)	(7,293,022)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2019
Interest income	117,826	-	117,826
Dividend income	-	-	-
Interest expense	(2,928,593)	-	(2,928,593)
Foreign exchange, net	84,278	-	84,278
Other finance costs	(263,328)	-	(263,328)
Gain from repurchase of non-convertible notes	6,517	-	6,517
Fair value gains of financial assets through profit or loss	-	1,034,711	1,034,711
Interest generated by operating credits	78,176	-	78,176
Gain from derivative financial instruments	-	556,592	556,592
Net (loss) / income	(2,905,124)	1,591,303	(1,313,821)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2018
Interest income	408,998	-	408,998
Dividend income	82,837	-	82,837
Interest expense	(2,140,484)	-	(2,140,484)
Foreign exchange, net	(8,319,791)	-	(8,319,791)
Other finance costs	(277,736)	-	(277,736)
Fair value gains of financial assets through profit or loss	-	1,731,404	1,731,404
Interest generated by operating credits	10,846	-	10,846
Gain from derivative financial instruments	-	550,573	550,573
Net (loss) / income	(10,235,330)	2,281,977	(7,953,353)

Determination of fair values

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the date of the statement of financial position. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available.

The financial instruments the Group has allocated to this level mainly comprise equity investments, mutual funds, bonds and non-convertible notes for which quoted prices in active markets are available. In the case of equity shares, the Group allocates them to this level when either a stock market price is available or prices are provided by a price quotation on the basis of actual market transactions.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. The financial instruments the Group has allocated to this level comprise foreign-currency forward contracts and swaps of interest rate.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The inputs used reflect the Group’s assumptions regarding the factors which any market player would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group uses the best available information, including internal data.

When no quoted prices in an active market are available, fair values are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table:

Description	Pricing model	Parameters	Fair value hierarchy	Range
Foreign-currency contracts	Present value method - Theoretical price	Underlying asset price (Money market curve); Interest curve	Level 2	-
Foreign-currency contracts	Present value method - Theoretical price	Foreign exchange curve

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2	-

Investments in financial assets	NAV - Theoretical price	Value is determinated based on the company´s shares in equity funds based on its Financial Statements, which are based on fair value, or evaluations of its investment.	Level 2	-

TGLT Convertible Notes		Underlying asset price (Market price) - share price volatility and market Interest rate	Level 3	Underlying asset price 10 to 13, share price volatility 55% to 75%, market interest-rate 8% to 9%
TGLT Convertible Notes	Black& Scholes - Thoretical price